Revenue from Contracts with Customers: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 47,374	$ 45,293	$ 43,802
Non-aeronautical services	5,988,470	5,531,557	4,261,383
Operating lease income	3,435,382	3,371,634	2,446,980
Fixed lease income	830,287	750,075	166,747
Aeronautical services revenue	9,596,975	8,942,910	6,484,219
Revenue from rendering of transport services	293,256	279,625	259,612
Construction services	1,236,193	935,774	1,844,216
Revenue from construction contracts	1,236,193	935,774	1,844,216
Access fees on nonpermanent ground transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-aeronautical services	63,159	57,885
Car parking and related access fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-aeronautical services	319,200	298,536
Retail stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-aeronautical services	895,591	621,850
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	6,628,146	6,245,170	5,579,096
Construction services	725,047	263,395	1,580,997
Revenue from construction contracts	725,047	263,395	1,580,997
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Construction services	335,148	360,004	75,925
Revenue from construction contracts	335,148	360,004	75,925
Aeropuerto de Cancun | Transferred at a point in time:
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-aeronautical services	621,850	621,850
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	1,391,657	1,276,506	225,693
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,870,427	$ 1,700,859	$ 939,042